Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets
	2022
	Goodwill	Trademarks (Note)	Customer relationships	Website platform	Computer software	Total
January 1
Cost	$8,111,362	$—	$5,083,092	$386,561	$381,807	$13,962,822
Accumulated amortization and impairment	—	—	(1,359,018)	(71,169)	(26,478)	(1,456,665)
	$8,111,362	$—	$3,724,074	$315,392	$355,329	$12,506,157

January 1	$8,111,362	$—	$3,724,074	$315,392	$355,329	$12,506,157
Acquisition through business combination	2,279,812	572,159	685,334	210,630	—	3,747,935
Additions	—	—	—	—	44,648	44,648
Amortization expenses	—	(13,571)	(903,515)	(60,388)	(80,918)	(1,058,392)
Exchange difference	(718,698)	20,862	(317,571)	(21,885)	(34,041)	(1,071,333)
December 31	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015

December 31
Cost	$9,672,476	$595,256	$5,291,436	$566,591	$387,532	$16,513,291
Accumulated amortization	—	(15,806)	(2,103,114)	(122,842)	(102,514)	(2,344,276)
	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015
	2023
	Goodwill	Trademarks (Note)	Customer relationships	Website platform	Computer software	Total
January 1
Cost	$9,672,476	$595,256	$5,291,436	$566,591	$387,532	$16,513,291
Accumulated amortization	—	(15,806)	(2,103,114)	(122,842)	(102,514)	(2,344,276)
	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015

January 1	$9,672,476	$579,450	$3,188,322	$443,749	$285,018	$14,169,015
Acquisition through business combination	$51,069,453	21,486,396	8,496,699	—	977,732	82,030,280
Additions	—	—	—	—	93,347	93,347
Amortization expenses	—	(52,205)	(1,402,133)	(111,530)	(243,906)	(1,809,774)
Disposal	—	—	—	—	(7,888)	(7,888)
Impairment	—	—	—	—	(298,424)	(298,424)
Exchange difference	—	(819)	(14,920)	(1,707)	(11,354)	(28,800)
December 31	$60,741,929	$22,012,822	$10,267,968	330,512	$794,525	$94,147,756

December 31
Cost	$60,741,929	$22,083,887	$13,788,135	566,591	$2,139,623	$99,320,165
Accumulated amortization	—	(71,065)	(3,520,167)	(236,079)	(1,048,531)	(4,875,842)
Accumulated impairment	—	—	—	—	(296,567)	(296,567)
	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756
	2024
	Goodwill	Trademarks	Customer relationships	Website platform	Computer software	Total
January 1
Cost	$60,741,929	$22,083,887	$13,788,135	$566,591	$2,139,623	$99,320,165
Accumulated amortization	—	(71,065)	(3,520,167)	(236,079)	(1,048,531)	(4,875,842)
Accumulated impairment	—	—	—	—	(296,567)	(296,567)
	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756

January 1	$60,741,929	$22,012,822	$10,267,968	$330,512	$794,525	$94,147,756
Acquisition through business combination	1,943,850	—	474,852	—	—	2,418,702
Additions	—	871	—	—	274,738	275,609
Amortization expenses	—	(50,876)	(1,693,877)	(108,233)	(248,094)	(2,101,080)
Impairment	(28,165,304)	(450,092)	(358,522)	(52,132)	—	(29,026,050)
Exchange difference	(560,422)	(23,481)	(113,205)	(17,738)	(61,457)	(776,303)
December 31	$33,960,053	$21,489,244	$8,577,216	$152,409	$759,712	$64,938,634

December 31
Cost	$62,072,215	$22,046,603	$13,927,330	$530,650	$2,104,882	$100,681,680
Accumulated amortization	—	(116,327)	(4,998,808)	(327,158)	(1,345,170)	(6,787,463)
Accumulated impairment	(28,112,162)	(441,032)	(351,306)	(51,083)	—	(28,955,583)
	$33,960,053	$21,489,244	$8,577,216	$152,409	$759,712	$64,938,634